Borrowings - Maturities of Long-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Borrowings
2015	¥ 1,435,789
2016	1,123,769
2017	894,524
2018	847,564
2019	1,015,285
2020 and thereafter	2,728,570
Subtotal	8,045,501	7,414,978
Trading balances of secured borrowings	181,562	177,390
Total	¥ 8,227,063	¥ 7,592,368